CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 1,701,352	$ 1,763,888
Accounts receivable, net	6,245,118	5,580,570
Inventories, net	22,504	305,741
Advance to vendors	711,504	926,408
Prepayments and other current assets	675,588	281,230
TOTAL CURRENT ASSETS	9,356,066	8,857,837
Property and equipment, net	6,607	10,887
Long-term prepaid expenses, net	3,509,003	2,023,726
Intangible assets, net	1,235,100	1,110,411
Operating lease right of use assets	622,944	674,885
Finance lease asset	896,000	1,024,000
Deferred tax assets, net	194,568	108,394
TOTAL NONCURRENT ASSETS	6,464,222	4,952,303
TOTAL ASSETS	15,820,288	13,810,140
CURRENT LIABILITIES:
Convertible debt	1,983,108	1,591,910
Derivative liability	25,585	230,379
Accounts payable	2,296,958	1,901,377
Advance from customers	3,716,086	1,919,206
Accrued expenses and other liabilities	1,573,562	641,127
Due to related parties	$ 100,367	$ 105,400
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Taxes payable	$ 319,865	$ 319,475
Operating lease liabilities, current portion	150,644	144,408
TOTAL CURRENT LIABILITIES	10,166,175	6,853,282
Long-term bank loan	434,909	421,408
Operating lease liabilities, non-current portion	497,577	556,584
TOTAL NON-CURRENT LIABILITIES	932,486	977,992
TOTAL LIABILITIES	11,098,661	7,831,274
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares
Additional paid in capital	32,996,432	21,960,872
Deferred stock compensation	(4,540,564)	(3,486,439)
Subscription receivable	(5,200,000)
Statutory reserves	35,448	35,448
Accumulated deficit	(18,412,125)	(12,528,647)
Accumulated other comprehensive loss	(291,905)	(204,656)
TOTAL EQUITY ATTRIBUTEABLE TO NETCLASS' SHAREHOLDERS	4,602,272	5,781,700
Non-controlling interest	119,355	197,166
TOTAL EQUITY	4,721,627	5,978,866
TOTAL LIABILITIES AND EQUITY	15,820,288	13,810,140
Common Class A
EQUITY:
Ordinary shares	14,486	4,622
Common Class B
EQUITY:
Ordinary shares	$ 500	$ 500